Income Taxes - Narrative (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Effective income tax rate reconciliation, percent	14.60%	0.10%
Income tax expense	$ 13,900,000	$ 2,200,000
Effective income Tax rate reconciliation, nondeductible expense, share-based payment arrangement, amount	$ 0	6,200,000
Effective income tax rate reconciliation, discrete items, non-cash income tax benefit amount		$ 38,300,000